Subsequent Events (Details) - Subsequent Event [Member] - Class A Ordinary Shares [Member]	Jan. 02, 2025 USD ($) $ / shares shares
Subsequent Events [Line Items]
Ordinary shares sale (in Shares) | shares	1,535,000
Ordinary shares per share	$ 0.00001
Sale of per share price	$ 2
Gross proceeds (in Dollars) | $	$ 3,070,000